Due To Related Party (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014 Access the USA	Dec. 31, 2013 Access the USA	Dec. 01, 2012 Access the USA	Jun. 30, 2014 Orion Oil and Gas I LP	Dec. 31, 2013 Orion Oil and Gas I LP	Dec. 13, 2013 Orion Oil and Gas I LP	Sep. 03, 2013 Orion Oil and Gas I LP	Jun. 21, 2013 Orion Oil and Gas I LP
Debt Instrument, Interest Rate, Stated Percentage						5.00%					5.00%
Related Party Deposit Liabilities					$ 695,000		$ 4,000,000	$ 3,000,000
Maximum principal amount											7,500,000
Outstanding principal amount								1,500,000
Promissory Note Due To Related Party								1,000,000	1,000,000	500,000	1,500,000
Due to related parties	4,865,000	4,695,000	530,000	865,000
Interest Payable, Current				$ 61,105			$ 149,452